Income Taxes	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2018	2017	2016
Current	$42,047	$69,535	$77,682
Deferred	25,098	6,551	(2,315)

	$67,145	$76,086	$75,367

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company maintained a tax receivable balance of $55,198 and $38,445 as of September 30, 2018 and 2017, respectively which is included in Prepaid expenses and other current assets.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2018	2017
Deferred tax assets:
Deferred revenue	$30,596	$44,571
Employee compensation and benefits	72,218	87,204
Intangible assets, computer software and intellectual property	9,793	14,997
Tax credits, net capital and operating loss carryforwards	184,450	155,478
Other	49,732	78,114

Total deferred tax assets	346,789	380,364
Valuation allowances	(112,727)	(94,573)

Total deferred tax assets, net	234,062	285,791

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(68,394)	(74,419)
Intangible assets, computer software and intellectual property	(114,094)	(136,238)
Other	(31,750)	(32,736)

Total deferred tax liabilities	(214,238)	(243,393)

Net deferred tax assets	$19,824	$42,398

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2018	2017	2016
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	15.9	14.8	15.5

Effective income tax rate	15.9%	14.8%	15.5%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1)

In fiscal year 2018, foreign taxes included a benefit of $9,564 due to conclusions of tax audits in certain jurisdictions, which resulted in an increase to the Company’s tax credits carryforwards and a reduction to the Company’s provision for gross unrecognized tax benefits. In addition, foreign taxes in fiscal year 2018 included a benefit of $18,022 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2018 also included a tax expenses of $12,032 resulting from the creation of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which may not be realized based on the Company’s projections of future taxable income.

In addition, foreign taxes in fiscal year 2018 included a provisional expense of $2,321 relating to changes in tax law in the United States pursuant to SAB No. 118 (see Note 2). The provisional expense is attributable to deemed repatriation of foreign income partially offset by a benefit resulting from the re-evaluation of the Company’s deferred tax assets and liabilities due to the expected lower blended effective U.S. federal tax rate when the assets and liabilities are expected to be utilized.

As an indirect consequence to the changes in tax law in the United States the Company no longer makes a permanently reinvest assertion relating to one of its subsidiaries, therefore, a provisional tax liability of $4,059 was recorded related to the tax implications of remitting earnings that were previously asserted as permanently reinvested.

During fiscal year 2018, as a result of funding decisions for the construction of the Company’s new campus in Israel, see also Note 2, the Company recorded a tax benefit of $28,795 related to the release of withholding and income tax reserves for unremitted earnings.

In fiscal year 2017, foreign taxes included a benefit of $9,450 due to conclusions of tax audits in certain jurisdictions, which resulted in a reduction to the Company’s provision for gross unrecognized tax benefits. Foreign taxes in fiscal year 2017 also included a net benefit of $11,037 due to a reduction of taxes payable, partially offset by a reduction of deferred tax asset on operating loss carryforwards of certain of the Company’s subsidiaries resulting from internal structural changes in certain jurisdictions in which the Company operates. In addition, foreign taxes in fiscal year 2017 included a benefit of $28,774 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2017 also included a benefit of $12,754 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

During fiscal year 2018, the net increase in valuation allowances was $18,154, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2018, the Company had tax credits, net capital and operating loss carryforwards of $894,997 of which $322,816 have expiration dates through 2038, and the remainder do not expire.

During fiscal year 2017, the net decrease in valuation allowances was $2,297, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2017, the Company had tax credits, net capital and operating loss carryforwards of $707,761, of which $180,882 have expiration dates through 2036, and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of fiscal year	$193,024	$196,668	$126,706
Additions based on tax positions related to the current year	20,329	22,319	65,009
Additions (reduction) for tax positions of prior years	(3,805)	12,261	41,183
Settlements with tax authorities	(3,880)	(9,450)	(31,624)
Lapse of statute of limitations	(18,022)	(28,774)	(4,606)

Balance at end of fiscal year	$187,646	$193,024	$196,668

The total amount of unrecognized tax benefits, which includes interest and penalties, was $187,646 as of September 30, 2018, and $193,024 as of September 30, 2017, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2018, the Company had accrued $30,807 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $2,579 was recognized in the statements of income in fiscal year 2018, net of interest and penalty reversals. As of September 30, 2017, the Company had accrued $28,228 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which a benefit of $2,910 was recognized in the statements of income in fiscal year 2017, net of interest and penalty reversals.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore, as of September 30, 2018, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

It is reasonably possible that the amount of unrecognized tax benefits may decrease by $23,869 during fiscal year 2019 as a result of lapse of statutes of limitations in jurisdictions in which the Company operates.